BABSON CAPITAL FUNDS TRUST

BABSON GLOBAL FLOATING RATE FUND

Class/Ticker: A/BXFAX, C/BXFCX, Y/BXFYX, I/BXFIX

BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Class/Ticker: A/BXIAX, C/BXICX, Y/BXIYX, I/BXITX

BABSON GLOBAL HIGH YIELD FUND

Class/Ticker: A/BXGAX, C/BXGCX, Y/BXGYX, I/BXGIX

550 South Tryon Street

Charlotte, NC 28202

Telephone: 1-855-439-5459

Supplement dated March 8, 2016 to the Prospectus and Statement of Additional Information (“SAI”) for Babson Global Floating Rate Fund, Babson Global Credit Income Opportunities Fund and Babson Global High Yield Fund dated October 28, 2015, as supplemented and amended from time to time.

Effective immediately, this supplement modifies information regarding the Portfolio Management of the Fund on pages 10, 18, 47 and 78-79 of the Prospectus and pages 52-53 and 57 of the SAI as set forth below.

BABSON GLOBAL FLOATING RATE FUND

Page 10 of Prospectus – Section entitled “Portfolio Management” is amended to replace the chart with the following regarding the portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Michael Freno	Since inception	Portfolio Manager
Sean Feeley	Since inception	Portfolio Manager
Tom McDonnell	Since inception	Portfolio Manager
Martin Horne	Since inception	Portfolio Manager (with sub-adviser)

BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Page 18 of Prospectus – Section entitled “Portfolio Management” is amended to replace the chart with the following regarding the portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Martin Horne	March 8, 2016	Portfolio Manager (with sub-adviser)
Michael Freno	Since inception	Portfolio Manager
Sean Feeley	Since inception	Portfolio Manager
Scott Roth	Since inception	Portfolio Manager

BABSON GLOBAL HIGH YIELD FUND

Page 47 of Prospectus – Section entitled “Portfolio Management” is amended to replace the chart with the following regarding the portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Sean Feeley	Since inception	Portfolio Manager
Michael Freno	Since inception	Portfolio Manager
Scott Roth	Since inception	Portfolio Manager
Martin Horne	March 8, 2016	Portfolio Manager (with sub-adviser)

Pages 78-79 of the Prospectus entitled “PORTFOLIO MANAGEMENT” is restated in its entirety as follows:

PORTFOLIO MANAGEMENT

The portfolio managers are primarily responsible for making day-to-day investment decisions for each Fund. Each of the persons listed below serves as a portfolio manager to certain Funds as set forth below. More information about each manager’s compensation, other accounts managed by each manager, and each manager’s ownership of securities in the Funds is included in the SAI.

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Michael Freno Portfolio Manager	Since inception	Mr. Freno is a Managing Director and Head of Babson Capital’s U.S. High Yield Investments Group for Babson Capital and chairs the Babson Capital U.S. High Yield Investment Committee. He is also a member of Babson Capital’s Global Strategy Committee and shares principal responsibility for the day-to-day management of the Babson Global Floating Rate Fund, Babson Global Credit Income Opportunities Fund, Babson Global High Yield Fund and Babson U.S. High Yield Fund.
Sean Feeley Portfolio Manager	Since inception	Mr. Feeley is a Managing Director and Head of Portfolio Management for Babson Capital’s U.S. High Yield Investments Group and is a lead portfolio manager for various global and U.S. high yield bond total return strategies. He is also a member of Babson Capital’s U.S. High Yield Investment Committee and shares principal responsibility for the day-to-day management of the Babson Global Floating Rate Fund, Babson Global Credit Income Opportunities Fund, Babson Total Return Bond Fund, Babson Global High Yield Fund and Babson U.S. High Yield Fund.
Scott Roth Portfolio Manager	Since Inception	Mr. Roth is a Managing Director in Babson Capital’s U.S. High Yield Investments Group and a lead portfolio manager for various global and U.S. high yield bond total return strategies. He is also a member of Babson Capital’s U.S. High Yield Investment Committee and shares principal responsibility for the day-to-day management of the Babson Global Credit Income Opportunities Fund, Babson Global High Yield Fund and Babson U.S. High Yield Fund.

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Tom McDonnell Portfolio Manager	Since Inception	Mr. McDonnell is a Managing Director in Babson Capital’s U.S. High Yield Investments Group, a member of the U.S. High Yield Investment Committee and a lead portfolio manager for various high yield total return strategies. He shares principal responsibility for the day-to-day management of the Babson Global Floating Rate Fund. Prior to joining Babson Capital in 2005, he worked at Patriarch Partners, LLC, Bank of America, and Bank One.
Martin Horne Portfolio Manager	Since Inception	Mr. Horne is a Managing Director and Head of European High Yield for Babson Capital (UK), where he manages the European loan funds and serves as a member of the Babson Capital (UK) High Yield Investment Committee. He shares principal responsibility for the day-to-day management of the Babson Global Floating Rate Fund, Babson Global Credit Income Opportunities Fund and Babson Global High Yield Fund.

On page 52 of the SAI, the chart regarding the Babson Global Floating Rate Fund is replaced with the following:

Babson Global Floating Rate Fund

PORTFOLIO TEAM	ACCOUNT CATEGORY	TOTAL NUMBER OF ACCOUNTS	NUMBER OF ACCOUNTS WITH APPROXIMATE TOTAL ASSET SIZE (A) (B)	NUMBER OF ACCOUNTS WITH PERFORMANCE BASED ADVISORY FEE	APPROXIMATE ASSET SIZE OF PERFORMANCE BASED ADVISORY FEES ACCOUNTS (A) (B)
Sean Feeley	Registered Investment Companies	8	$1,363.8	0	N/A
	Other Pooled Investment Vehicles	3	$3,385.6	0	N/A
	Other Accounts (C)	9	$1,317.6	0	N/A
Thomas McDonnell	Registered Investment Companies	1	$80.9	0	N/A
	Other Pooled Investment Vehicles	6	$8,584.0	0	N/A
	Other Accounts	1	$1,041.1	0	N/A
Michael Freno	Registered Investment Companies	4	$501.3	0	N/A
	Other Pooled Investment Vehicles	2	$7,412.6	0	N/A
	Other Accounts (C)	1	$1,010.2	0	N/A
Martin Horne	Registered Investment Companies	2	$106.3	0	N/A
	Other Pooled	1	$605.9	0	N/A
	Investment Vehicles
	Other Accounts (D)	3	$840.0	0	N/A

(A)	Account asset size has been calculated as of December 31, 2015.

(B)	Asset size in millions.
(C)	Messrs. Feeley and Freno manage the high yield sector of the general investment account of Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company; however, these assets are not represented in the table above.
(D)	Mr. Horne manages the European sector of the general investment account of Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company; however, these assets are not represented in the table above.

On page 53 of the SAI, the chart regarding the Babson Global Credit Income Opportunities Fund is replaced with the following:

Babson Global Credit Income Opportunities Fund

PORTFOLIO TEAM	ACCOUNT CATEGORY	TOTAL NUMBER OF ACCOUNTS	NUMBER OF ACCOUNTS WITH APPROXIMATE TOTAL ASSET SIZE (A) (B)	NUMBER OF ACCOUNTS WITH PERFORMANCE BASED ADVISORY FEE	APPROXIMATE ASSET SIZE OF PERFORMANCE BASED ADVISORY FEES ACCOUNTS (A) (B)
Sean Feeley	Registered Investment Companies	8	$1,436.5	0	N/A
	Other Pooled Investment Vehicles	3	$3,385.6	0	N/A
	Other Accounts (C)	9	$1,317.6	0	N/A
Scott Roth	Registered Investment Companies	3	$784.3	0	N/A
	Other Pooled Investment Vehicles	5	$4,100.1	0	N/A
	Other Accounts	9	$1,317.6	0	N/A
Michael Freno	Registered Investment Companies	4	$574.0	0	N/A
	Other Pooled Investment Vehicles	2	$7,412.6	0	N/A
	Other Accounts (C)	1	$1,010.2	0	N/A
Martin Horne	Registered Investment Companies	2	$179.0	0	N/A
	Other Pooled Investment Vehicles	1	$605.9	0	N/A
	Other Accounts (D)	3	$840.0	0	N/A

(A)	Account asset size has been calculated as of December 31, 2015.
(B)	Asset size in millions.
(C)	Messrs. Feeley and Freno manage the high yield sector of the general investment account of Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company; however, these assets are not represented in the table above.
(D)	Mr. Horne manages the European sector of the general investment account of Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company; however, these assets are not represented in the table above.

On page 57 of the SAI, the chart regarding the Babson Global High Yield Fund is replaced with the following:

Babson Global High Yield Fund

PORTFOLIO TEAM	ACCOUNT CATEGORY	TOTAL NUMBER OF ACCOUNTS	NUMBER OF ACCOUNTS WITH APPROXIMATE TOTAL ASSET SIZE (A) (B)	NUMBER OF ACCOUNTS WITH PERFORMANCE BASED ADVISORY FEE	APPROXIMATE ASSET SIZE OF PERFORMANCE BASED ADVISORY FEES ACCOUNTS (A) (B)
Sean Feeley	Registered Investment Companies	8	$1,494.0	0	N/A
	Other Pooled Investment Vehicles	3	$3,385.6	0	N/A
	Other Accounts (C)	9	$1,317.6	0	N/A
Michael Freno	Registered Investment Companies	4	$631.9	0	N/A
	Other Pooled Investment Vehicles	2	$7,412.6	0	N/A
	Other Accounts (C)	1	$1,010.2	0	N/A
Scott Roth	Registered Investment Companies	3	$842.2	0	N/A
	Other Pooled Investment Vehicles	5	$4,100.1	0	N/A
	Other Accounts	9	$1,317.6	0	N/A
Martin Horne	Registered Investment Companies	2	$236.9	0	N/A
	Other Pooled Investment Vehicles	1	$605.9	0	N/A
	Other Accounts (D)	3	$840.0	0	N/A

(A)	Account asset size has been calculated as of December 31, 2015.
(B)	Asset size in millions.
(C)	Messrs. Feeley and Freno manage the high yield sector of the general investment account of Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company; however, these assets are not represented in the table above.
(D)	Mr. Horne manages the European sector of the general investment account of Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company; however, these assets are not represented in the table above.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SAI FOR FUTURE REFERENCE.